Note 13 - Retirement and Pension Plans (Details Textual) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014	Jun. 30, 2011
Debt Securities [Member]
Defined Benefit Plan, Target Plan Asset Allocations	63.00%
Equity Securities [Member]
Defined Benefit Plan, Target Plan Asset Allocations	35.00%
Other Financial Instruments [Member]
Defined Benefit Plan, Target Plan Asset Allocations	2.00%
Contributions Allocated to Debt Securities Equity Securities and Other Financial Instruments [Member]
Defined Benefit Plan, Target Plan Asset Allocations	50.00%
Contributions Allocated to Life Insurance Pooled Investment Portfolios [Member]
Defined Benefit Plan, Target Plan Asset Allocations	50.00%
Minimum [Member]
Multiemployer Plans Funded Status, Percentage		80.00%
Auditor Retirement Benefits [Member]
Other Postretirement Benefits Payable	¥ 7,530	¥ 5,530
Full Time Director Benefits [Member] | Parent Company and Subsidiaries [Member]
Other Postretirement Benefits Payable	379,685	430,638
Full Time Director Benefits [Member]
Other Postretirement Benefits Payable				¥ 255,330
Defined Benefit Plan, Accumulated Benefit Obligation	4,084,419	3,323,739
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Projected Benefit Obligation	6,388,110	5,285,093
Defined Benefit Plan, Plans with Benefit Obligations in Excess of Plan Assets, Aggregate Fair Value of Plan Assets	3,193,899	2,930,310
Defined Benefit Plan, Plans with Benefit Obligations with No Plan Assets Aggregate Benefit Obligation	¥ 104,051	90,851
Defined Benefit Plan Unrecognized Net Loss Amortization Period	14 years
Defined Benefit Plan Unrecognized Net Obligation Amortization Period	21 years
Defined Benefit Plan, Future Amortization of Gain (Loss)	¥ 24,584
Defined Benefit Plans, Estimated Future Employer Contributions in Next Fiscal Year	¥ 334,252
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent	1.60%
Pension Contributions	¥ 138,372	134,591	¥ 125,195
Multiemployer Plan, Period Contributions	¥ 123,674	¥ 293,132	265,470
Multiemployer Plan Period Contributions, Percentage	5.00%
Multiemployer Plans, Plan Assets	¥ 307,788,655
Other Postretirement Benefits Payments			¥ 2,010